Intangible Assets (Details 1)	12 Months Ended
Dec. 31, 2021 EUR (€)
Discount Rate [Member]
IfrsStatementLineItems [Line Items]
Sensitivity applied	+1,000bps
Effect on book value
Operating Margin [Member]
IfrsStatementLineItems [Line Items]
Sensitivity applied	-1,000bps
Effect on book value
Revenue Projections [Member]
IfrsStatementLineItems [Line Items]
Sensitivity applied	-1,000bps	[1]
Effect on book value		[1]
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Sensitivity applied	-350bps	[1]
Effect on book value		[1]

[1]	The second sensitivity applied was a combination of a reduction in revenue with a corresponding reduction in the costs that would be incurred because of reduced sales.